Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Cost of inventories recognized as an expense	€ 7,978	€ 8,623	€ 6,427
Inventory write-down	296	267	203
Reversal of inventory write-down	€ 88	€ 98	€ 112